INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Brokerage licenses	51,880	51,152	51,236
Trade Name	6,400	6,400	6,400
Technology	27,600	27,600	27,600
Total Intangible assets	85,880	85,152	85,236
Accumulated amortization	(24,247)	(30,649)	(32,881)
Impairment loss of technology with discontinued online lending information platform	(17,220)	(17,220)	(17,220)
Intangible assets, net	44,413	37,283	35,135